Expense Example - Pioneer High Income Municipal Fund	Dec. 31, 2021 USD ($)
A
Expense Example:
1	$ 530
3	700
5	885
10	1,418
C
Expense Example:
1	262
3	502
5	866
10	1,889
K
Expense Example:
1	56
3	178
5	312
10	700
Y
Expense Example:
1	56
3	202
5	361
10	$ 823